Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ (872,858)	$ (66,551)	$ (3,164,608)	$ 40,337
Adjustments To Reconcile Net Income (loss) To Net Cash Provided By (used In) Operating Activities:
Depreciation and amortization expense	16,458	0	46,050	911
Stock-based compensation	97,558	10,433	204,217	328
Common stock issued for services			0	6,329
Warrant issued for product development agreement			1,399,833	0
Changes in operating assets and liabilities
Accounts receivable	0	24,340	32,330	(31,330)
Accounts payable and accrued expenses	81,059	28,966	(142,512)	47,488
Deferred Revenue	763,333	0
Prepaid expense and other assets	(50,599)	0	(238,450)	0
Other liabilities	(20,238)	(1,200)	22,190	696
Net cash (used in) provided by operating activities	115,911	(4,022)	(1,840,950)	64,759
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3,291)	0	(1,190)	0
Proceeds from reverse acquisition			113,760	0
Increase in other assets acquisition			0	(275)
Recapitalization of the Company			(84,225)	0
Net cash used in investing activities	(3,291)	0	28,345	(275)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from Stockholders			(15,108)	2,052
Proceeds from Series D Preferred Shares			6,601,745	0
Proceeds from Common Stock Offering			5,000,000	0
Proceeds from exercise of Options	0	4,821	42,845	0
Proceeds from exercise of warrant			1,242,499	0
Net cash provided by financing activities	0	4,821	12,871,981	2,052
Net Increase in Cash	112,620	799	11,059,376	66,536
Cash - Beginning Of The Period	11,131,175	71,799	71,799	5,263
Cash - End Of The Period	11,243,795	72,598	11,131,175	71,799
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for interest			0	0
Cash paid for taxes			0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion Of Preferred Stock To Common Stock	$ 133	$ 0
Issuance of common stock for license rights			1,073,529	0
Accounts payable settled with Series D Preferred Stock			50,000	0
Net Liabilities Assumed in Reverse Acquisition:
Cash			29,536	0
Prepaid expense			14,483	0
Accounts receivable			1,000	0
Accounts payable			(46,150)	0
Accrued expenses			(83,094)	0
Net liability assumed			$ (84,225)	$ 0